Disposals and impairment - Schedule of proceeds and principal gains and losses on disposals by segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Proceeds from disposals of fixed assets	$ 491	$ 500	$ 940
Proceeds from disposals of businesses, net of cash disposed	4,989	1,701	1,911
Proceeds from disposal of fixed assets and businesses, net of cash disposed	5,480	2,201	2,851
Upstream
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Proceeds from disposal of fixed assets and businesses, net of cash disposed	1,175	2,048	2,145
Downstream
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Proceeds from disposal of fixed assets and businesses, net of cash disposed	3,959	152	120
Other businesses and corporate
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Proceeds from disposal of fixed assets and businesses, net of cash disposed	$ 346	$ 1	$ 586